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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3070

Hilliard-Lyons Government Fund, Inc.

(Exact name of registrant as specified in charter)

500 W. Jefferson St., Louisville, Kentucky 40232-2760
(Address of principal executive offices) (Zip code)

Joseph C. Curry, Jr.	Carol A. Gehl
Hilliard-Lyons Government Fund, Inc.	Godfrey & Kahn, S.C.
P. O. Box 32760	780 North Water Street
Louisville, Kentucky 40232-2760	Milwaukee, Wisconsin 53202

(Name and address of agents for service)

Registrant’s telephone number, including area code: (502) 588-8400

Date of fiscal year end: August 31

Date of reporting period: February 28, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORT TO SHAREHOLDERS.

The semi-annual report to shareholders follows.

March 13, 2007

Dear Shareholder:

We are pleased to present this report on the Hilliard-Lyons Government Fund, Inc. (“HLGF” or the “Fund”) for the six months ended February 28, 2007.

The Federal Reserve (the “Fed”) raised short-term interest rates by increasing the federal funds rate at seventeen consecutive meetings in 25 basis point increments beginning in the middle of 2004, before holding rates steady beginning with its meeting held in August 2006. The federal funds rate is the primary monetary policy tool used by the Fed to influence the economy. It currently stands at 5 1/4%, its highest level in the past six years. This rate has a direct effect on rates on consumer products such as mortgages and credit cards.

These higher rates have had a noticeable effect on the housing industry. New and existing home sales fell sharply during the second half of 2006. Late mortgage payments climbed to over a three year high in the last quarter of 2006 and foreclosures surged to a record high. Delinquency and foreclosure rates are highest for subprime borrowers (borrowers with blemished credit histories) especially those with adjustable rate mortgages. Mounting worries about risky mortgages are making investors nervous. Investors have fled the stocks of subprime mortgage lenders. Concern over these subprime lenders and reports of sluggish retail sales are pushing bond prices up which lowers yields.

Worldwide financial markets took a sharp downturn in late February and again in mid-March reflecting investors’ concerns over the health of both the U.S. and Chinese economies. In the days following the nosedive in the financial markets, Fed Chairman Ben Bernanke reiterated his view that the central bank continues to forecast moderate economic growth going forward. The latest economic data indicates most of the country is experiencing moderate economic growth with some areas of sluggishness as businesses cope with problems from the troubled housing industry. The Fed’s goal remains to slow the economy sufficiently to curb inflation but not so much as to stop economic growth.

Higher interest rates are reflected in the information shown on the Financial Highlights table contained in this report. Total return for the six months of 2.24% annualized would be 4.52%, the highest level in the five and  1/2 year periods shown in the table. The ratio of net investment income to average net assets of 4.47% is also the highest level shown in the table. The Fund has continued to invest exclusively in short term obligations of U.S. Government Sponsored Enterprises, namely the Federal Home Loan and Federal Farm Credit Banks as shown on the Schedule of Investments contained in this report. The portfolio allocation at February 28, 2007 follows:

Portfolio Allocation1

[1]	As a Percentage of total investments at February 28, 2007. Investments are subject to change daily.

This focus on high quality, short-term securities issued by the Federal Home Loan and Federal Farm Credit Banks lets the Fund pursue its investment objective of liquidity with the highest level of current income consistent with the preservation of capital. Interest earned by the Fund on these investments has the added benefit of flowing through to shareholders as dividends free of state income taxes in all states. This creates a higher net yield.*

We appreciate your investment in the Hilliard-Lyons Government Fund, Inc. and we remain committed to serving you to the best of our abilities.

JOSEPH C. CURRY, JR. President	DIANNA P. WENGLER Senior Vice President and Treasurer

*Hilliard Lyons does not offer tax or legal advice. Please consult your tax advisor or attorney before making any decision that may affect your situation.

UNDERSTANDING YOUR FUND’S EXPENSES

All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs including costs for portfolio management, administrative services and shareholder reports such as this one. Operating expenses directly reduce the investment return of a fund as they are paid from gross income. A fund’s expenses are shown by its expense ratio which is calculated as a percentage of average net assets. The following table is intended to help you understand the ongoing fees, expressed in dollars, of investing in the Fund and to be able to compare these costs with those of other mutual funds. The examples in the table are based on an initial investment of $1,000 made at the beginning of the period and held for the entire period.

The table shows costs in two ways.

Actual Return.    The first line of the table below lets you estimate the actual expenses you paid over the period. It shows the expenses that would have been paid on a $1,000 investment for the period September 1, 2006 to February 28, 2007. It shows the value of the investment at the end of the period using actual returns and expenses.

You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical 5% Return.    The second line of the table below lets you compare the expenses of investing in the Fund with the expenses of other mutual funds. It uses a hypothetical annualized rate of return of 5% per year and the Fund’s actual expenses. All mutual fund shareholder reports will provide this information. You can compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

	Beginning Account Value 9/1/06	Ending Account Value 2/28/07	Net Annualized Expense Ratio	Expenses Paid During Period*
Actual Fund Return	$1,000.00	$1,022.35	.77%	$3.86
Hypothetical 5% Return	$1,000.00	$1,020.94	.77%	$3.86

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value for the period; multiplied by 181/365 (to reflect the one-half year period).

INFORMATION ABOUT PROXY VOTING BY THE FUND

The Fund invests exclusively in non-voting securities and therefore is not required to include information regarding proxy voting policies and procedures.

INFORMATION ABOUT THE FUND’S PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended May 31 and November 30) on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

HILLIARD-LYONS GOVERNMENT FUND, INC.

SCHEDULE OF INVESTMENTS

(UNAUDITED)

February 28, 2007

Principal Amount		Cash Equivalent Yield	Maturity Date	Value

	U.S. GOVERNMENT SPONSORED ENTERPRISES*—100.3%**
$23,357,000	Federal Home Loan Bank Discount Note	5.212%	03/01/07	$25,503,000
25,503,000	Federal Home Loan Bank Discount Note	5.199	03/01/07	23,357,000
30,000,000	Federal Home Loan Bank Discount Note	5.230	03/02/07	29,995,754
30,000,000	Federal Home Loan Bank Discount Note	5.189	03/05/07	29,983,067
25,000,000	Federal Home Loan Bank Discount Note	5.191	03/06/07	24,982,292
25,000,000	Federal Home Loan Bank Discount Note	5.259	03/07/07	24,978,667
25,000,000	Federal Home Loan Bank Discount Note	5.193	03/08/07	24,975,208
40,000,000	Federal Home Loan Bank Discount Note	5.264	03/09/07	39,954,444
25,000,000	Federal Home Loan Bank Discount Note	5.210	03/12/07	24,960,889
25,000,000	Federal Farm Credit Bank Discount Note	5.248	03/13/07	24,957,417
40,000,000	Federal Home Loan Bank Discount Note	5.270	03/14/07	39,925,900
30,000,000	Federal Home Loan Bank Discount Note	5.276	03/15/07	29,939,975
30,000,000	Federal Home Loan Bank Discount Note	5.270	03/16/07	29,935,875
34,000,000	Federal Home Loan Bank Discount Note	5.206	03/19/07	33,913,130
40,000,000	Federal Farm Credit Bank Discount Note	5.235	03/20/07	39,891,489
39,000,000	Federal Home Loan Bank Discount Note	5.270	03/21/07	38,888,850
40,000,000	Federal Farm Credit Bank Discount Note	5.219	03/22/07	39,880,767
30,000,000	Federal Home Loan Bank Discount Note	5.290	03/23/07	29,905,583
25,000,000	Federal Home Loan Bank Discount Note	5.236	03/26/07	24,910,764
30,000,000	Federal Home Loan Bank Discount Note	5.236	03/27/07	29,888,633
35,000,000	Federal Home Loan Bank Discount Note	5.276	03/28/07	34,865,338
35,000,000	Federal Home Loan Bank Discount Note	5.199	03/29/07	34,861,439
30,000,000	Federal Home Loan Bank Discount Note	5.270	03/30/07	29,876,025
20,000,000	Federal Home Loan Bank Discount Note	5.247	04/02/07	19,908,444
30,000,000	Federal Farm Credit Bank Discount Note	5.227	04/03/07	29,859,200
45,000,000	Federal Home Loan Bank Discount Note	5.270	04/04/07	44,781,975
25,000,000	Federal Home Loan Bank Discount Note	5.240	04/09/07	24,861,333
35,000,000	Federal Home Loan Bank Discount Note	5.248	04/11/07	34,795,513
30,000,000	Federal Home Loan Bank Discount Note	5.244	04/13/07	29,817,071
20,000,000	Federal Farm Credit Bank Discount Note	5.242	04/16/07	19,868,900
40,000,000	Federal Farm Credit Bank Discount Note	5.259	04/17/07	39,733,667
30,000,000	Federal Home Loan Bank Discount Note	5.264	04/18/07	29,795,000
37,000,000	Federal Home Loan Bank Discount Note	5.264	04/20/07	36,736,632
24,000,000	Federal Farm Credit Bank Discount Note	5.259	04/24/07	23,816,400
40,000,000	Federal Home Loan Bank Discount Note	5.270	04/25/07	39,686,500
25,000,000	Federal Farm Credit Bank Discount Note	5.246	04/26/07	24,801,278

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.

SCHEDULE OF INVESTMENTS—continued

(UNAUDITED)

February 28, 2007

Principal Amount		Cash Equivalent Yield	Maturity Date	Value

$35,000,000	Federal Home Loan Bank Discount Note	5.275%	04/27/07	$34,715,435
25,000,000	Federal Home Loan Bank Discount Note	5.241	04/30/07	24,787,500
45,000,000	Federal Home Loan Bank Discount Note	5.259	05/01/07	44,608,075
30,000,000	Federal Home Loan Bank Discount Note	5.155	05/02/07	29,740,633
25,000,000	Federal Home Loan Bank Discount Note	5.264	05/04/07	24,772,222
30,000,000	Federal Home Loan Bank Discount Note	5.258	05/09/07	29,705,600
25,000,000	Federal Home Loan Bank Discount Note	5.257	05/11/07	24,747,556
30,000,000	Federal Farm Credit Bank Discount Note	5.245	05/16/07	29,677,633
20,000,000	Federal Home Loan Bank Discount Note	5.245	05/18/07	19,779,867
25,000,000	Federal Home Loan Bank Discount Note	5.285	05/23/07	24,703,448
34,018,000	Federal Home Loan Bank Discount Note	5.301	05/25/07	33,603,547
35,000,000	Federal Farm Credit Bank Discount Note	5.271	05/30/07	34,553,750
40,000,000	Federal Farm Credit Bank Discount Note	5.268	06/04/07	39,462,194
40,000,000	Federal Farm Credit Bank Discount Note	5.276	06/26/07	39,338,300

	TOTAL U. S. GOVERNMENT SPONSORED ENTERPRISES (at amortized cost—$1,542,989,179)			1,542,989,179

	TOTAL INVESTMENTS - 100.3% (at amortized cost—$1,542,989,179***)			1,542,989,179

	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.3%)			(3,336,659)

	NET ASSETS - 100.0%			$1,539,652,520

*	Obligations of U.S. Government sponsored enterprises are not issued nor guaranteed by the United States Treasury.
**	The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.
***	Also represents cost for federal income tax purposes.

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

(UNAUDITED)

February 28, 2007

ASSETS

Investments, (at amortized cost which approximates market value (identified and tax cost—$1,542,989,179))	$1,542,989,179

Cash	254

Prepaid expenses	77,471

TOTAL ASSETS	1,543,066,904

LIABILITIES

Dividends payable	2,503,575

Due to affiliates—Note B

Investment advisory fee	341,211

Shareholder services fee	274,594

Administration services fee	215,098

Accrued directors’ fees	9,728

Accrued expenses	70,178

TOTAL LIABILITIES	3,414,384

NET ASSETS	$1,539,652,520

Shares of beneficial interest outstanding	1,539,652,520

Net asset value, offering and redemption price per share (net assets ÷ shares of beneficial interest outstanding)	$1.00

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.

STATEMENT OF OPERATIONS

(UNAUDITED)

For the six months ended February 28, 2007

INVESTMENT INCOME

Interest	$38,741,864

EXPENSES

Investment advisory fee—Note B	2,157,198

Shareholder services fee—Note B	1,795,476

Administration services fee—Note B	1,330,032

Printing and other expenses	98,545

Custodian fees and expenses	92,150

Directors’ fees	55,205

Insurance expense	52,353

Legal and audit fees	47,820

Registration fees	28,250

Transfer agent fees and expenses	22,625

Total expenses	5,679,654

Net investment income	33,062,210

Net increase in net assets resulting from operations	$33,062,210

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS

	For the six months ended February 28, 2007 (UNAUDITED)	For the year ended August 31, 2006
FROM OPERATIONS

Net investment income	$33,062,210	$51,178,421

Net increase in net assets resulting from operations	33,062,210	51,178,421

DIVIDENDS TO SHAREHOLDERS FROM

Net investment income	(33,062,210)	(51,178,421)

Total dividends	(33,062,210)	(51,178,421)

FROM CAPITAL SHARE TRANSACTIONS

Net capital share transactions (at $1.00 per share)—Note C	143,564,601	17,596,403

NET ASSETS

Beginning of period	1,396,087,919	1,378,491,516

End of period	$1,539,652,520	$1,396,087,919

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share of capital stock outstanding throughout each period and other performance information derived from the financial statements. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). All information for the years 2002 through 2006 has been audited by Deloitte & Touche LLP. It should be read in conjunction with the financial statements and notes thereto.

	For the six months ended February 28, 2007 (UNAUDITED)	For the years ended August 31,
		2006	2005		2004		2003		2002
Net asset value, beginning of period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

Net investment income	0.02	0.04	0.02	(a)	0.01	(a)	0.01	(a)	0.01

Total from investment operations	0.02	0.04	0.02		0.01		0.01		0.01

Less distributions:

From net investment income	(0.02)	(0.04)	(0.02)		(0.01)		(0.01)		(0.01)

Total distributions	(0.02)	(0.04)	(0.02)		(0.01)		(0.01)		(0.01)

Net asset value, end of period	$1.00	$1.00	$1.00		$1.00		$1.00		$1.00

Total investment return	2.24%	3.70%	1.70%		0.53%		0.63%		1.44%

SUPPLEMENTAL DATA

Net assets, end of period (000’s omitted)	$1,539,653	$1,396,088	$1,378,492		$1,427,543		$1,607,234		$1,667,245

RATIOS TO AVERAGE NET ASSETS

Operating expenses	0.77%*	0.80%	0.79	%(b)	0.58	%(c)	0.69	%(d)	0.65%

Net investment income	4.47%*	3.64%	1.69	%(b)	0.53	%(c)	0.65	%(d)	1.53%

(a)	Net of voluntary investment advisory fee waiver by the Adviser.
(b)	Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been unchanged at .79% and 1.69% respectively, for the year ended August 31, 2005.
(c)	Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been .78% and .33% respectively, for the year ended August 31, 2004.
(d)	Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the ratios of expenses and net investment income to average net assets would have been .77% and .57% respectively, for the year ended August 31, 2003.
*	Annualized

See notes to financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS

(UNAUDITED)

February 28, 2007

NOTE A—SIGNIFICANT ACCOUNTING POLICIES

Hilliard-Lyons Government Fund, Inc. (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund was incorporated in June 1980 under the laws of the state of Maryland. The primary investment objective of the Fund is to provide investors with liquidity and the highest possible level of current income consistent with the preservation of capital.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: The Fund employs the amortized cost method of security valuation for U.S. Government securities in accordance with Rule 2a-7 of the 1940 Act. Securities are valued at cost when purchased, and thereafter a constant proportionate amortization of any discount or premium, if any, is recorded until maturity of the security. The Board of Directors (the “Board”) monitors deviations between net asset value per share as determined by using available market quotations and the amortized cost method of security valuation. If the deviation in the aggregate is significant, the Board considers what action, if any, should be initiated to provide fair valuation.

Federal Income Taxes: It is the policy of the Fund to continue to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability.

Dividends to Shareholders: The net investment income of the Fund is determined on each business day and is declared as a dividend payable to shareholders of record daily and is paid monthly. The tax character of distributions paid during 2006 and 2005 was as follows:

	For the years ended August 31,
	2006	2005
Distributions paid from ordinary income	$51,178,421	$23,975,071

Total distribution	$51,178,421	$23,975,071

Investment Transactions: Investment transactions are accounted for on the date the securities are bought or sold. Income is accrued daily. Interest income and expenses are recorded on the accrual basis. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

New Accounting Pronouncements: In July 2006, FASB released Interpretation No. 48 (“FIN 48”), Accounting for Uncertainty in Income Taxes. FIN 48 prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Adoption of FIN 48 is required for implementation no later than June 29, 2007 and is to be applied to all open tax years as of the effective date. Management believes that the adoption of FIN 48 will have no impact on the financial statements.

HILLIARD-LYONS GOVERNMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS — continued

(UNAUDITED)

February 28, 2007

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”) was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value and expands disclosures about fair value measurements. The Fund will adopt SFAS 157 during the fiscal year ending August 31, 2008. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund’s financial statement disclosures.

NOTE B—INVESTMENT ADVISORY FEES & OTHER TRANSACTIONS WITH AFFILIATES

On October 12, 2006, the Fund renewed its investment advisory agreement with J.J.B Hilliard W.L. Lyons, Inc. (the “Adviser”). Under the investment advisory agreement, the Adviser supervises investment operations of the Fund and the composition of its portfolio, and furnishes advice and recommendations with respect to investments and the purchase and sale of securities in accordance with the Fund’s investment objectives, policies and restrictions; subject, however, to the general supervision and control of the Fund’s Board. For the services the Adviser renders, the Fund has agreed to pay the Adviser an annual advisory fee of 1/2 of 1% of the first $200 million of average daily net assets, 3/8 of 1% of the next $100 million of average daily net assets, and 1/4 of 1% of the average daily net assets in excess of $300 million. Such fee is accrued daily and paid monthly. The Adviser has agreed to reimburse the Fund if total operating expenses of the Fund, excluding taxes, interest and extraordinary expenses (as defined), exceed on an annual basis 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets over $30 million. There was no reimbursement required for the six months ended February 28, 2007.

The Fund has entered into a separate Omnibus Account Agreement (the “Omnibus Agreement”) with the Adviser to provide shareholder and administration services to the Fund. Under the Omnibus Agreement, the Adviser provides certain shareholder and administrative functions for the Fund, including but not limited to: (i) preparing and mailing monthly statements to shareholders; (ii) forwarding shareholder communications from the Fund; (iii) responding to inquiries from shareholders concerning their investments in the Fund; (iv) maintaining account information relating to shareholders that invest in the Fund; and (v) processing purchase, exchange and redemption requests from shareholders and placing orders and appropriate documentation with the Fund or its service providers. For its services to the Fund under the Omnibus Agreement, for the period ending December 31, 2006, the Adviser received a monthly fee from the Fund at the annual rate of 25 basis points of the Fund’s average daily net assets for shareholder services. Beginning January 1, 2007, the Fund has agreed to pay the Adviser a shareholder services fee of 25 basis points on the first $1.25 billion of average daily net assets, 15 basis points on the next $250 million of average daily net assets, 13 basis points on the next $500 million of average daily net assets, 10 basis points on the next $250 million of average daily net assets and 5 basis points on average daily net assets exceeding $2.25 billion. The Adviser also receives a monthly fee for administration services of 18 basis points of the Fund’s average daily net assets.

No compensation is paid by the Fund to officers of the Fund and directors who are affiliated with the Adviser. The Fund pays each unaffiliated director an annual retainer of $10,000, the board of director chair an additional annual retainer of $3,500, the audit committee chair an additional annual retainer of $3,000, the nominating committee chair an additional annual retainer of $1,500, a fee of $2,000 for each board or

HILLIARD-LYONS GOVERNMENT FUND, INC.

NOTES TO FINANCIAL STATEMENTS — continued

(UNAUDITED)

February 28, 2007

committee meeting attended, and all expenses the directors incur in attending meetings. Total fees paid to directors for the six months ended February 28, 2007 were $56,000. Transfer agent fees are paid to State Street Bank & Trust Co.

NOTE C—CAPITAL STOCK

At February 28, 2007, there were 2,500,000,000 shares of $.01 par value Common Stock authorized, and capital paid in aggregated $1,524,255,994. Each transaction in Fund shares was at the net asset value of $1.00 per share. The dollar amount represented is the same as the shares shown below for such transactions.

	For the six months ended February 28, 2007	For the year ended August 31, 2006
Shares sold	2,959,900,755	5,713,185,689
Shares issued to shareholders in reinvestment of dividends	32,494,855	48,617,357
Less shares repurchased	(2,848,831,009)	(5,744,206,643)

Net increase in capital shares	143,564,601	17,596,403

NOTE D—INDEMNIFICATIONS

Under the Fund’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties on behalf of the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

HILLIARD-LYONS GOVERNMENT FUND, INC.

500 West Jefferson Street

Louisville, Kentucky 40202

(502) 588-8400

Investment Adviser, Administrator

and Distributor

J.J.B. Hilliard, W.L. Lyons, Inc.

500 West Jefferson Street

Louisville, Kentucky 40202

(502) 588-8400

Custodian and Transfer Agent

State Street Bank and Trust Company

John Adams Building – 2N

1766 Heritage Drive

North Quincy, Massachusetts 02105

Legal Counsel

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin 53202

Independent

Registered Public Accounting Firm

Deloitte & Touche LLP

1700 Market Street

Philadelphia, Pennsylvania 19103

DIRECTORS AND OFFICERS

BOARD OF DIRECTORS

Lindy B. Street – Chair

William A. Blodgett, Jr.

J. Robert Shine

Gregory A. Wells

OFFICERS

Joseph C. Curry, Jr. – President

Dianna P. Wengler – Senior Vice President and Treasurer

Edward J. Veilleux – Vice President and Chief Compliance Officer

Stephanie J. Ferree – Assistant Vice President and Secretary

Timothy P. Riordan – Assistant Vice President

Hilliard-Lyons

Government Fund, Inc.

Semi-Annual Report

February 28, 2007

ITEM 2.	CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included as part of the report to shareholders filed under item 1 of this form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There have been no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	HILLIARD-LYONS GOVERNMENT FUND, INC.

By (Signature and Title)	/s/ Joseph C. Curry, Jr.
Joseph C. Curry, Jr.
President

Date: April 3, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dianna P. Wengler
Dianna P. Wengler
Senior Vice President and Treasurer

Date: April 3, 2007

By (Signature and Title)	/s/ Joseph C. Curry, Jr.
Joseph C. Curry, Jr.
President

Date: April 3, 2007